Earnings per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions			3 Months Ended		6 Months Ended
		Aug. 12, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net income attributable to:
Common unitholders			$ 59.8	$ 61.9	$ 95.9	$ 98.0
Subordinated unitholders			0.0	13.6	0.0	21.5
Seadrill Member Interest			0.0	25.8	0.0	20.0
Net income attributable to Seadrill Partners LLC members			$ 59.8	$ 101.3	$ 95.9	$ 139.5
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit (in USD per share)	[1]		$ 0.25	$ 0.5675	$ 0.5	$ 1.135
Subsequent Event
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit (in USD per share)	[2]	$ 0.10
Common Unitholders
Weighted average units outstanding (basic and diluted) (in thousands):
Weighted average units outstanding (basic and diluted) (in shares)			75,278	75,278	75,278	75,278
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted (in USD per share)			$ 0.79	$ 0.82	$ 1.27	$ 1.30
Subordinated Unitholders
Weighted average units outstanding (basic and diluted) (in thousands):
Weighted average units outstanding (basic and diluted) (in shares)			16,543	16,543	16,543	16,543
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted (in USD per share)			$ 0.00	$ 0.82	$ 0.00	$ 1.30

[1]	Distributions were declared and paid only with respect to the common units in 2016.
[2]	Distributions were declared and paid only with respect to the common units in 2016.